Exploration and evaluation - Disclosure of detailed information about exploration assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statements Line Items
Beginning balance	$ 42,949	$ 95,002
Additions	201	221
Transfer to royalty, stream and other interests	(631)	(2,288)
Impairment	0	(49,986)
Ending balance	42,519	42,949
Cost [Member]
Statements Line Items
Beginning balance	101,139
Ending balance	100,709	101,139
Accumulated impairment [Member]
Statements Line Items
Beginning balance	(58,190)
Ending balance	$ (58,190)	$ (58,190)